Stock-Based Compensation (Schedule of Other Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Weighted-average fair value of options granted (per share)	$ 1.54	$ 5.20	$ 6.70
Intrinsic value gain of options exercised
Cash receipts from exercise of options